Financing (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Components of Long-Term Debt	Long-term debt consisted of the following:

	As of
	September 30, 2013	December 31, 2012
ABL Facility	$22,500	$14,522
Senior Secured Notes	375,000	375,000

Total long-term debt	$397,500	$389,522

Long-term debt consisted of the following:

	As of December 31,
	2012	2011
ABL Facility	$14,522	$—
Senior Secured Notes	375,000	—
Term Loan Facility	—	310,875
Discount, net of amortization	—	(7,297)

	389,522	303,578
Less: Current maturities of long-term debt	—	31,880

Total long-term debt	$389,522	$271,698